SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 20 - SUBSEQUENT EVENTS Management evaluated subsequent events through March 20, 2012, the date the consolidated financial statements were issued.